INVENTORIES AND DEFERRED COSTS (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES AND DEFERRED COSTS [Abstract]
Schedule of Inventories and Deferred Costs

	December 31,
	2011	2012
Raw materials	$20,560,078	$31,886,890
Work in progress	5,504,571	18,232,622
Finished goods	67,157,355	78,638,816
Total inventories	93,222,004	128,758,328
Deferred costs	64,689,930	16,111,647
Total inventories and deferred costs	$157,911,934	$144,869,975

Schedule of Inventory Write-Downs

Movement of written-down inventory and deferred costs

As of December 31, 2009	$14,524,416
Inventory write-downs	1,918,214
Removal of write-down inventory balance in connection with inventory discarded with nominal proceeds of $31,260	(6,426,808)
Removal of write-down inventory balance in connection with inventory sales with proceeds of $5,112,188	(5,680,209)
As of December 31, 2010	4,335,613
Inventory write-downs	3,652,506
Removal of write-down inventory balance in connection with inventory discarded with nominal proceeds of $7,808	(154,164)
Removal of write-down inventory balance in connection with inventory sales with proceeds of $4,470,844	(3,825,185)
As of December 31, 2011	4,008,770
Inventory write-downs	889,131
Removal of write-down inventory balance in connection with inventory discarded with no proceeds	(56,421)
Removal of write-down inventory balance in connection with inventory sales with proceeds of $496,532	(386,675)
As of December 31, 2012	$4,454,805